Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets
Deductible VAT input	¥ 1,040,024		¥ 943,577
Prepayment to vendors	167,453		83,792
Derivative assets	104,277
Interest receivable	97,734		14,046
Deposits	84,421		45,891
Receivable of reimbursement from the depositary bank	80,461
Receivables from third party online payment service providers	74,464		69,009
Receivables from JAC	20,939		121,012
Other receivables	184,302		145,076
Total	¥ 1,854,075	$ 290,945	¥ 1,422,403